Provisions - Schedule of provision activity (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Movements in allowances
Provisions at the beginning of the period	€ 1,228
Business combinations	43
Charged to income statement
Additions	1,038
Reversals	(301)
Total charged/(credited) to income statement	737
Utilized during the year	(502)
Translation differences and other	(90)
Provisions at the end of the period	1,416
Non-current	637
Current	779
Restructuring
Movements in allowances
Provisions at the beginning of the period	219
Business combinations	1
Charged to income statement
Additions	397
Reversals	(6)
Total charged/(credited) to income statement	391
Utilized during the year	(239)
Translation differences and other	(1)
Provisions at the end of the period	371
Non-current	135
Current	236
Transfer of other provisions to accrued expenses	60
Litigation and environmental
Movements in allowances
Provisions at the beginning of the period	242
Business combinations	0
Charged to income statement
Additions	165
Reversals	(18)
Total charged/(credited) to income statement	147
Utilized during the year	(78)
Translation differences and other	(22)
Provisions at the end of the period	289
Non-current	148
Current	141
Provision for decommissioning, restoration and rehabilitation costs
Movements in allowances
Provisions at the beginning of the period	152
Charged to income statement
Provisions at the end of the period	130
Warranty
Movements in allowances
Provisions at the beginning of the period	230
Business combinations	29
Charged to income statement
Additions	295
Reversals	(56)
Total charged/(credited) to income statement	239
Utilized during the year	(118)
Translation differences and other	(3)
Provisions at the end of the period	377
Non-current	120
Current	257
Material liability
Movements in allowances
Provisions at the beginning of the period	145
Business combinations	1
Charged to income statement
Additions	109
Reversals	(115)
Total charged/(credited) to income statement	(6)
Utilized during the year	(39)
Translation differences and other	(13)
Provisions at the end of the period	88
Non-current	0
Current	88
Other
Movements in allowances
Provisions at the beginning of the period	392
Business combinations	12
Charged to income statement
Additions	72
Reversals	(106)
Total charged/(credited) to income statement	(34)
Utilized during the year	(28)
Translation differences and other	(51)
Provisions at the end of the period	291
Non-current	234
Current	€ 57